Income Taxes - Schedule of Components of the (Loss) Income Before Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
(Loss) Income before income taxes	$ 1,369,810	$ 278,201
PRC subsidiaries [Member]
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
(Loss) Income before income taxes	5,567,597	1,760,641
Hong Kong and Cayman subsidiaries [Member]
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
(Loss) Income before income taxes	(4,070,656)	(1,489,911)
Singapore subsidiary [Member]
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
(Loss) Income before income taxes	$ (127,131)	$ 7,471